SUBSEQUENT EVENTS (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 07, 2024	Oct. 09, 2024	May 03, 2024	Mar. 08, 2024	Feb. 29, 2024	Feb. 11, 2022	Nov. 14, 2024	Mar. 21, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 12, 2024
Subsequent Event [Line Items]
Gross proceeds									$ 2,290,186			$ 17,222,099
Common Stock, Par or Stated Value Per Share									$ 0.01		$ 0.01	$ 0.01
Authorized shares									100,000,000		100,000,000	100,000,000
Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues			458,000	228,690
Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues						60,000					139,403
Number of shares sold						400,000
Restricted stock units, shares												899
Subsequent Event [Member]
Subsequent Event [Line Items]
Restricted stock units, shares		386,633
Restricted stock awards		218,776
Milestone payments	$ 62,000,000
Subsequent Event [Member] | Incentive Plan [Member]
Subsequent Event [Line Items]
Shares available for grant		966,026
Authorized shares		1,450,805
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues				228,690
Common Stock, Par or Stated Value Per Share				$ 0.01
Subsequent Event [Member] | Distribution Agreement [Member]
Subsequent Event [Line Items]
Gross proceeds								$ 2,320,707
Number of shares sold								1,668,000
Gross proceeds from sale of shares								$ 2,392,502
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues					704,000
Existing Warrants					704,000
Warrants to purchase shares of common stock					1,954,000
Gross proceeds					$ 2,700,000
Subsequent Event [Member] | Common Stock [Member] | Purchase Agreeent [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues							950,000
Gross proceeds							$ 405,820
Shares available for grant													3,875,000